Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “Compensation
Actually
Paid” and the financial performance of our Company. This disclosure does not necessarily align with how we view the relationship between the Company’s performance and named executive officer compensation. The below table show Compensation Actually Paid to our CEO and other named executive officers as calculated by adjusting the Summary Compensation Table total amounts for the applicable year.

Year	Summary Compensation for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation for Other Named Executive Officers (3)	Average Compensation Actually Paid to Other Named Executive Officer s(4)	Value of Initial Fixed $100 Investment Based On:		Net Income	Return on Equity (6)
					PFSI Total Stockholder Return (5)	Peer Group Total Stockholder Return (5)

2022	$9,671,051	$6,517,122	$3,445,387	$2,243,109	$173.29	$98.60	$476 Million	14%

2021	$13,575,224	$17,262,152	$5,473,525	$6,931,492	$210.33	$121.70	$1.0 Billion	29%

2020	$12,375,328	$20,796,560	$4,887,892	$8,302,467	$195.34	$95.21	$1.6 Billion	61%

(1)
Mr. Spector was our principal executive officer (“CEO”) for all years shown. The amounts reported are the amounts of total compensation reported for our CEO for each corresponding year in the “Total” column of the Summary Compensation Table in each applicable year.

(2)
The amount reported represent the Compensation Actually Paid to our CEO, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to our CEO in the applicable year. Compensation Actually Paid is calculated by making the following adjustments to the Summary Compensation Table amounts for our CEO:

Adjustments to Determine Compensation “Actually Paid” for the CEO
(7)

	2022	2021		2020

SUMMARY COMPENSATION – CEO	$9,671,051	$13,575,224		$12,375,328

• Deduction for Equity Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($4,589,093)	($3,638,689)		($4,893,099)

• Deduction for Equity Amounts Reported under the “Non-Equity Incentive Compensation” Column in the Summary Compensation Table		(2,464,938	) (8)

• Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year End	4,607,972	8,312,535	(8)	5,518,724

• Fair Value of Equity Awards Granted during year that Vested during the year	—	—		2,599,989

• Change in Fair Value of Prior Year-End Equity Awards that were Unvested as of Year-End	(1,816,266)	1,736,646		5,799,780

• Change in Fair Value of Prior Year-End Equity Awards that Vested during year	(1,500,521)	(383,570)		(692,179)

• Dividends paid during year before Vesting Date of Equity Awards	143,979	124,945		88,017

COMPENSATION ACTUALLY PAID - CEO	$6,517,122	$17,262,152		$20,796,560

ADJUSTMENTS FROM SUMMARY COMPENSATION	($3,153,929)	$3,686,928		$8,421,232

(3)
The amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding our CEO), in the “Total” column of the Summary Compensation Table in each applicable year. The Executive Officers used to calculate the Other NEOs average in each year include Messrs. Chang, Fartaj, Grogin and Jones for 2020; Messrs. Chang, Fartaj, Jones and Perotti for 2021; and Messrs. Fartaj, Follette, Jones and Perotti for 2022.

(4)
The amounts reported represent the average Compensation Actually Paid to the other named executive officers other than our CEO as a group, computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount in compensation earned by or paid to such other named executive officers as a group in the applicable year. Compensation Actually Paid is calculated by making the following adjustments to the Summary Compensation Table amounts for the Other Named Executive Officers:

Adjustments to Determine Average Compensation “Actually Paid” for the Other Named Executive Officers
(7)

	2022	2021		2020

SUMMARY COMPENSATION – Other NEOs	$3,445,387	$5,473,525		$4,887,892

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($1,395,828)	($1,373,872)		($1,685,290)

• Deduction for Equity Amounts Reported under the “Non-Equity Incentive Compensation” Column in the Summary Compensation Table		(986,750	) (8)

• Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year End	1,401,571	3,194,643	(8)	2,220,848

• Fair Value of Equity Awards Granted during year that Vested during the year	—	—		762,492

• Change in Fair Value of Prior Year-End Equity Awards that were Unvested as of Year-End	(680,439)	731,980		2,362,198

• Change in Fair Value of Prior Year-End Equity Awards that Vested during year	(579,393)	(158,787)		(281,411)

• Dividends paid during year before Vesting Date of Equity Awards	51,811	50,752		35,738

COMPENSATION ACTUALLY PAID – Other NEOs	$2,243,109	$6,931,492		$8,302,467

ADJUSTMENTS FROM SUMMARY COMPENSATION	($1,202,278)	$1,457,967		$3,414,576

(5)
Based on initial investment of $100 and a cumulative Total Shareholder Return (PFSI Fiscal Year 2020 = 95.3%, Fiscal Year 2021 = 7.7%, Fiscal Year 2022 =
-17.6%)
& (S&P 600 Thrift & Mortgage Index Fiscal Year 2020 =
-4.8%,
Fiscal Year 2021 = 27.8%, Fiscal Year 2022 =
-19.0%).

(6)	Our Company Selected Measure is Return on Equity, which is calculated as Net Income attributable to common shareholders for a fiscal year divided by average monthly common shareholders’ equity.
(7)
The fair values in the tables above have been computed in accordance with the methodology used for financial reporting purposes and, as applicable for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(8)
The Fiscal 2021 performance-based incentive payout included a cash and an equity component reflected in the Fiscal Year 2021
“Non-Equity
Incentive Compensation” Column in the Summary Compensation Table, which is reflected as Compensation Actually Paid in 2021. The equity component was granted on February 23, 2022 in the form of RSUs and stock options to each named executive officer. For more information see “Compensation Discussion and Analysis – Annual Performance-Based Incentive” in the definitive proxy file on April 13, 2022.

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote [Text Block]	The amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding our CEO), in the “Total” column of the Summary Compensation Table in each applicable year. The Executive Officers used to calculate the Other NEOs average in each year include Messrs. Chang, Fartaj, Grogin and Jones for 2020; Messrs. Chang, Fartaj, Jones and Perotti for 2021; and Messrs. Fartaj, Follette, Jones and Perotti for 2022.
Peer Group Issuers, Footnote [Text Block]	Based on initial investment of $100 and a cumulative Total Shareholder Return (PFSI Fiscal Year 2020 = 95.3%, Fiscal Year 2021 = 7.7%, Fiscal Year 2022 =
-17.6%)
& (S&P 600 Thrift & Mortgage Index Fiscal Year 2020 =
-4.8%,
Fiscal Year 2021 = 27.8%, Fiscal Year 2022 =
-19.0%).

PEO Total Compensation Amount	$ 9,671,051	$ 13,575,224	$ 12,375,328
PEO Actually Paid Compensation Amount	$ 6,517,122	17,262,152	20,796,560
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amount reported represent the Compensation Actually Paid to our CEO, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to our CEO in the applicable year. Compensation Actually Paid is calculated by making the following adjustments to the Summary Compensation Table amounts for our CEO:

Adjustments to Determine Compensation “Actually Paid” for the CEO
(7)

	2022	2021		2020

SUMMARY COMPENSATION – CEO	$9,671,051	$13,575,224		$12,375,328

• Deduction for Equity Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($4,589,093)	($3,638,689)		($4,893,099)

• Deduction for Equity Amounts Reported under the “Non-Equity Incentive Compensation” Column in the Summary Compensation Table		(2,464,938	) (8)

• Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year End	4,607,972	8,312,535	(8)	5,518,724

• Fair Value of Equity Awards Granted during year that Vested during the year	—	—		2,599,989

• Change in Fair Value of Prior Year-End Equity Awards that were Unvested as of Year-End	(1,816,266)	1,736,646		5,799,780

• Change in Fair Value of Prior Year-End Equity Awards that Vested during year	(1,500,521)	(383,570)		(692,179)

• Dividends paid during year before Vesting Date of Equity Awards	143,979	124,945		88,017

COMPENSATION ACTUALLY PAID - CEO	$6,517,122	$17,262,152		$20,796,560

ADJUSTMENTS FROM SUMMARY COMPENSATION	($3,153,929)	$3,686,928		$8,421,232

Non-PEO NEO Average Total Compensation Amount	$ 3,445,387	5,473,525	4,887,892
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,243,109	6,931,492	8,302,467
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The amounts reported represent the average Compensation Actually Paid to the other named executive officers other than our CEO as a group, computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount in compensation earned by or paid to such other named executive officers as a group in the applicable year. Compensation Actually Paid is calculated by making the following adjustments to the Summary Compensation Table amounts for the Other Named Executive Officers:

Adjustments to Determine Average Compensation “Actually Paid” for the Other Named Executive Officers
(7)

	2022	2021		2020

SUMMARY COMPENSATION – Other NEOs	$3,445,387	$5,473,525		$4,887,892

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($1,395,828)	($1,373,872)		($1,685,290)

• Deduction for Equity Amounts Reported under the “Non-Equity Incentive Compensation” Column in the Summary Compensation Table		(986,750	) (8)

• Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year End	1,401,571	3,194,643	(8)	2,220,848

• Fair Value of Equity Awards Granted during year that Vested during the year	—	—		762,492

• Change in Fair Value of Prior Year-End Equity Awards that were Unvested as of Year-End	(680,439)	731,980		2,362,198

• Change in Fair Value of Prior Year-End Equity Awards that Vested during year	(579,393)	(158,787)		(281,411)

• Dividends paid during year before Vesting Date of Equity Awards	51,811	50,752		35,738

COMPENSATION ACTUALLY PAID – Other NEOs	$2,243,109	$6,931,492		$8,302,467

ADJUSTMENTS FROM SUMMARY COMPENSATION	($1,202,278)	$1,457,967		$3,414,576

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
•	The Company’s cumulative Total Stockholder Return (“TSR”) and the Peer Group’s cumulative TSR

Compensation Actually Paid vs. Net Income [Text Block]
•	The Company’s Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
•	The Company Selected Measure, which for PFSI is Return on Equity

Total Shareholder Return Vs Peer Group [Text Block]
•	The Company’s cumulative Total Stockholder Return (“TSR”) and the Peer Group’s cumulative TSR

Tabular List [Table Text Block]
Most Important Financial Performance Measures:
The Compensation Committee reviews a variety of Company and individual factors used to determine executive compensation with performance, not all of which are presented in the Pay Versus Performance table above. In addition, the Compensation Committee seeks to incentive long term pay for performance and therefore does not specifically align the Company’s performance with Compensation Actually Paid. In our assessment, the most important financial performance measures used to determine Compensation Actually Paid to our CEO and other NEOs in 2022 to Company performance were:

Return on Equity	Net Income	Leverage Ratio	Strategic Factors

Total Shareholder Return Amount	$ 173.29	210.33	195.34
Peer Group Total Shareholder Return Amount	98.6	121.7	95.21
Net Income (Loss)	$ 476,000,000	$ 1,000,000,000	$ 1,600,000,000
Company Selected Measure Amount	0.14	0.29	0.61
PEO Name	Mr. Spector
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Leverage Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Strategic Factors
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,153,929)	$ 3,686,928	$ 8,421,232
PEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,589,093)	(3,638,689)	(4,893,099)
PEO [Member] | Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,464,938)
PEO [Member] | Fair Value of Equity Awards Granted that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,607,972	8,312,535	5,518,724
PEO [Member] | Fair Value of Equity Awards Granted that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,599,989
PEO [Member] | Change in Fair Value of Prior Year End Equity Awards that were Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,816,266)	1,736,646	5,799,780
PEO [Member] | Change in Fair Value of Prior Year End Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,500,521)	(383,570)	(692,179)
PEO [Member] | Dividends Paid During Year Before Vesting Date of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	143,979	124,945	88,017
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,202,278)	1,457,967	3,414,576
Non-PEO NEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,395,828)	(1,373,872)	(1,685,290)
Non-PEO NEO [Member] | Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(986,750)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,401,571	3,194,643	2,220,848
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			762,492
Non-PEO NEO [Member] | Change in Fair Value of Prior Year End Equity Awards that were Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(680,439)	731,980	2,362,198
Non-PEO NEO [Member] | Change in Fair Value of Prior Year End Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(579,393)	(158,787)	(281,411)
Non-PEO NEO [Member] | Dividends Paid During Year Before Vesting Date of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 51,811	$ 50,752	$ 35,738